Available-For-Sale Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cumulative Roll Forward Of Credit Losses [Abstract]
Beginning Balance	$ 1,587	$ 1,757
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	73	198
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	289	562
Reduction for securities realized during the period	(1,221)	(930)
Ending Balance	$ 728	$ 1,587